Debt (Details 9) (USD $)	12 Months Ended	0 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2014 aircraft	Dec. 31, 2014 aircraft	Mar. 30, 2011 aircraft subsidiary	Dec. 31, 2013	Mar. 31, 2012 aircraft subsidiary	Nov. 30, 2014	Mar. 29, 2013
Debt
Debt outstanding	$ 23,276,335,000	$ 23,276,335,000
AeroTurbine Revolving Credit Facility | AeroTurbine
Debt
Maximum borrowing capacity						550,000,000
Secured debt financing
Debt
Debt outstanding	7,600,000,000	7,600,000,000
Number of aircraft designated as collateral	464
Secured debt financing | Predecessor
Debt
Debt outstanding				8,207,849,000
Secured debt financing | Temescal Facility, March 2011 term loan | Non-restricted subsidiary
Debt
Maximum borrowing capacity	1,500,000,000	1,500,000,000
Debt outstanding	1,100,000,000	1,100,000,000
Number of aircraft designated as collateral		54
Secured debt financing | Temescal Facility, March 2011 term loan | Non-restricted subsidiary | Predecessor
Debt
Number of subsidiaries entered into loan agreement			1
Maximum borrowing capacity			1,300,000,000	1,500,000,000
Debt outstanding				1,300,000,000
Number of aircraft designated as collateral			54
Appraised value			2,400,000,000
Loan-to-value ratio (as a percent)			65.00%
Secured debt financing | Temescal Facility, March 2011 term loan | LIBOR | Non-restricted subsidiary
Debt
Variable rate basis		LIBOR
Margin added to variable rate basis (as a percent)	2.75%	2.75%
Secured debt financing | Temescal Facility, March 2011 term loan | LIBOR | Non-restricted subsidiary | Predecessor
Debt
Variable rate basis			LIBOR
Margin added to variable rate basis (as a percent)			2.75%
Secured debt financing | Temescal Facility, March 2011 term loan | Base rate | Non-restricted subsidiary
Debt
Variable rate basis		base rate
Margin added to variable rate basis (as a percent)		1.75%
Secured debt financing | Temescal Facility, March 2011 term loan | Base rate | Non-restricted subsidiary | Predecessor
Debt
Variable rate basis			base rate
Margin added to variable rate basis (as a percent)			1.75%
Secured debt financing | AeroTurbine Revolving Credit Facility
Debt
Debt outstanding	302,142,000	302,142,000
Secured debt financing | AeroTurbine Revolving Credit Facility | AeroTurbine
Debt
Maximum borrowing capacity						550,000,000
Credit facility, amount outstanding	302,100,000	302,100,000
Secured debt financing | AeroTurbine Revolving Credit Facility | AeroTurbine | Predecessor
Debt
Maximum borrowing capacity				430,000,000
Credit facility, amount outstanding				380,500,000
Secured debt financing | AeroTurbine Revolving Credit Facility | LIBOR | AeroTurbine
Debt
Variable rate basis		LIBOR
Margin added to variable rate basis (as a percent)		2.50%
Secured debt financing | AeroTurbine Revolving Credit Facility | LIBOR | AeroTurbine | Predecessor
Debt
Variable rate basis				LIBOR
Margin added to variable rate basis (as a percent)				3.00%
Secured debt financing | Camden Facility, March 2012 term loan
Debt
Debt outstanding	155,168,000	155,168,000
Secured debt financing | Camden Facility, March 2012 term loan | Non-restricted subsidiary
Debt
Debt outstanding	155,200,000	155,200,000
Average interest rate (as a percent)	4.73%	4.73%
Secured debt financing | Camden Facility, March 2012 term loan | Non-restricted subsidiary | Prior to March 30, 2015
Debt
Prepayment penalty percentage		1.00%
Secured debt financing | Camden Facility, March 2012 term loan | Non-restricted subsidiary | Predecessor
Debt
Number of subsidiaries entered into loan agreement					1
Maximum borrowing capacity					203,000,000		203,000,000
Number of aircraft financed					7
Debt outstanding				173,500,000
Average interest rate (as a percent)				4.73%
Secured debt financing | Camden Facility, March 2012 term loan | Non-restricted subsidiary | Predecessor | Prior to March 30, 2015
Debt
Prepayment penalty percentage				1.00%
Secured debt financing | Camden Facility, March 2012 term loan | Non-restricted subsidiary | Amortizing loan | Predecessor
Debt
Amortization period					6 years